Information by business segment and by geographic area	12 Months Ended
Dec. 31, 2020
Information by business segment and by geographic area
Information by business segment and by geographic area

4.  Information by business segment and by geographic area

The Company operated the following reportable segments during this year: Ferrous Minerals, Base Metals and Coal. The segments are aligned with products and reflect the structure used by Management to evaluate Company’s performance. The responsible bodies for making operational decisions, allocating resources and evaluating performance are the Executive Boards and the Board of Directors. The performance of the operating segments is assessed based on a measure of adjusted EBITDA.

The Company has created the Special Recovery and Development Board, which is in-charge of those measures related to the Brumadinho dam rupture (note 23) that reports to the CEO. The costs related to the Brumadinho event are not directly linked to the Company's operating activities and, therefore, are under "Other", as well as, revenues and costs of other products, services, research and development, investments in joint ventures and associates of other businesses and unallocated corporate expenses.

The information presented to the Executive Board on the performance of each segment is derived from the accounting records, adjusted for reallocations between segments.

The main activities of the operating segments are as follows:

Ferrous minerals–Comprise of the production and extraction of iron ore, iron ore pellets, manganese, other ferrous products and its logistic services.

Base metals-Include the production and extraction of nickel and its by-products (copper, gold, silver, cobalt, precious metals and others) and copper, as well as its by-products (gold and silver).

Coal–Comprise of the production and extraction of metallurgical and thermal coal and its logistic services.

Fertilizers (Discontinued operations)-Included the production of potash, phosphate, nitrogen and other fertilizer products, which was discontinued in 2018 (note 15).

a) Adjusted EBITDA

The definition of Adjusted EBITDA for the Company is the operating income or loss plus dividends received and interest from associates and joint ventures, and excluding the amounts charged as (i) depreciation, depletion and amortization and (ii) impairment and disposal of non-current assets.

	Year ended December 31, 2020
			Sales,			Dividends
		Cost of goods	administrative			received and
		sold and	and other		Pre operating	interest from
	Net operating	services	operating	Research and	and operational	associates and	Adjusted
	revenue	rendered	expenses	evaluation	stoppage	joint ventures	EBITDA
Ferrous minerals
Iron ore	27,285	(8,171)	(187)	(127)	(534)	23	18,289
Iron ore pellets	4,242	(1,661)	11	(5)	(77)	116	2,626
Ferroalloys and manganese	225	(179)	—	(2)	(29)	—	15
Other ferrous products and services	326	(254)	3	(2)	—	2	75
	32,078	(10,265)	(173)	(136)	(640)	141	21,005

Base metals
Nickel and other products	4,995	(3,216)	(25)	(49)	(29)	—	1,676
Copper	2,175	(794)	(7)	(68)	(1)	—	1,305
	7,170	(4,010)	(32)	(117)	(30)	—	2,981

Coal	473	(1,456)	(15)	(28)	—	95	(931)

Brumadinho event	—	—	(5,257)	—	—	—	(5,257)
COVID-19	—	—	(109)	—	—	—	(109)
Others	297	(328)	(928)	(162)	(12)	32	(1,101)
Total	40,018	(16,059)	(6,514)	(443)	(682)	268	16,588

	Year ended December 31, 2019
			Sales,			Dividends
		Cost of goods	administrative			received and
		sold and	and other		Pre operating	interest from
	Net operating	services	operating	Research and	and operational	associates and	Adjusted
	revenue	rendered	expenses	evaluation	stoppage	joint ventures	EBITDA
Ferrous minerals
Iron ore	23,343	(8,778)	(323)	(123)	(750)	29	13,398
Iron ore pellets	5,948	(2,666)	(20)	(16)	(72)	258	3,432
Ferroalloys and manganese	282	(220)	(8)	(2)	(1)	—	51
Other ferrous products and services	432	(324)	—	(1)	—	9	116
	30,005	(11,988)	(351)	(142)	(823)	296	16,997

Base metals
Nickel and other products	4,257	(2,867)	(75)	(44)	(28)	—	1,243
Copper	1,904	(905)	(5)	(43)	(20)	—	931
	6,161	(3,772)	(80)	(87)	(48)	—	2,174

Coal	1,021	(1,638)	1	(30)	—	113	(533)

Brumadinho event	—	—	(7,402)	—	—	—	(7,402)

Others	383	(390)	(506)	(184)	(11)	57	(651)
Total	37,570	(17,788)	(8,338)	(443)	(882)	466	10,585

	Year ended December 31, 2018
			Sales,			Dividends
		Cost of goods	administrative			received and
		sold and	and other		Pre operating	interest from
	Net operating	services	operating	Research and	and operational	associates and	Adjusted
	revenue	rendered	expenses	evaluation	stoppage	joint ventures	EBITDA
Ferrous minerals
Iron ore	20,354	(9,048)	(76)	(110)	(115)	28	11,033
Iron ore pellets	6,651	(3,393)	(11)	(26)	(19)	154	3,356
Ferroalloys and manganese	454	(290)	(3)	(1)	—	—	160
Other ferrous products and services	474	(313)	(4)	(1)	(1)	7	162
	27,933	(13,044)	(94)	(138)	(135)	189	14,711

Base metals
Nickel and other products	4,610	(3,060)	(47)	(39)	(33)	—	1,431
Copper	2,093	(960)	(4)	(18)	—	—	1,111
	6,703	(4,020)	(51)	(57)	(33)	—	2,542

Coal	1,643	(1,575)	(9)	(21)	—	143	181

Others	296	(263)	(752)	(157)	(21)	56	(841)
Total	36,575	(18,902)	(906)	(373)	(189)	388	16,593

Discontinued operations (Fertilizers)	121	(120)	(4)	—	—	—	(3)
Total	36,696	(19,022)	(910)	(373)	(189)	388	16,590

Adjusted EBITDA is reconciled to net income (loss) as follows:

From continuing operations

	Year ended December 31,
	2020	2019	2018
Net income (loss) attributable to Vale's stockholders	4,881	(1,683)	6,952
Net income (loss) attributable to noncontrolling interests	(350)	(497)	36
Net income (loss)	4,531	(2,180)	6,988
Depreciation, depletion and amortization	3,234	3,726	3,351
Income taxes	438	(595)	(172)
Financial results	4,811	3,413	4,957
Equity results and other results in associates and joint ventures	1,063	681	182
Dividends received and interest from associates and joint ventures (i)	268	466	388
Impairment and disposal of non-current assets	2,243	5,074	899
Adjusted EBITDA	16,588	10,585	16,593

(i) Includes the remuneration of the financial instrument of the Coal segment.

From discontinued operations

Year ended
December 31,
2018
Loss	(92)
Income taxes	(40)
Financial results	5
Impairment of non-current assets	124
Adjusted EBITDA	(3)

b) Assets by segment

	December 31, 2020			December 31, 2019
		Investments in	Property, plant		Investments in	Property, plant
	Product	associates and	and equipment	Product	associates and	and equipment
	inventory	joint ventures	and intangibles (i)	inventory	joint ventures	and intangibles (i)
Ferrous minerals	2,017	1,154	29,436	1,955	1,729	33,528
Base metals	1,231	18	19,549	1,354	14	19,893
Coal	25	—	—	60	—	—
Others	—	859	1,459	2	1,055	1,654
Total	3,273	2,031	50,444	3,371	2,798	55,075

	Year ended December 31,
	2020			2019			2018
	Capital expenditures (ii)			Capital expenditures (ii)			Capital expenditures (ii)
			Depreciation,			Depreciation,			Depreciation,
	Sustaining	Project	depletion and	Sustaining	Project	depletion and	Sustaining	Project	depletion and
	capital	execution	amortization	capital	execution	amortization	capital	execution	amortization
Ferrous minerals	2,134	258	1,768	1,685	385	2,063	1,569	823	1,672
Base metals	1,566	239	1,397	1,225	151	1,351	1,189	34	1,351
Coal	203	—	19	240	—	237	132	24	252
Others	5	25	50	10	8	75	6	7	76
Total	3,908	522	3,234	3,160	544	3,726	2,896	888	3,351

(i)   Goodwill is allocated to ferrous minerals and base metals segments in the amount of US$1,373 and US1,926 in December 31, 2020 and US$1,770 and US$1,859 in December 31, 2019, respectively.

(ii)   Cash outflows.

c) Assets by geographic area

	December 31, 2020				December 31, 2019
	Investments in		Property,		Investments in		Property,
	associates and		plant and		associates and		plant and
	joint ventures	Intangible	equipment	Total	joint ventures	Intangible	equipment	Total
Brazil	1,760	7,341	23,364	32,465	2,498	6,496	29,134	38,128
Canada	—	1,951	11,798	13,749	—	2,000	10,733	12,733
Americas, except Brazil and Canada	234	—	5	239	242	—	—	242
Europe	—	—	894	894	—	2	900	902
Indonesia	—	2	2,729	2,731	—	1	2,761	2,762
Asia, except Indonesia and China	20	—	951	971	39	—	985	1,024
China	17	2	19	38	19	—	10	29
New Caledonia	—	—	—	—	—	—	604	604
Oman	—	—	1,388	1,388	—	—	1,449	1,449
Total	2,031	9,296	41,148	52,475	2,798	8,499	46,576	57,873

d) Net operating revenue by geographic area

	Year ended December 31, 2020
	Ferrous
	minerals	Base metals	Coal	Others	Total
Americas, except United States and Brazil	334	286	—	—	620
United States of America	244	797	—	—	1,041
Germany	357	1,309	—	—	1,666
Europe, except Germany	1,214	2,356	101	—	3,671
Middle East, Africa and Oceania	1,418	17	68	—	1,503
Japan	1,793	400	20	—	2,213
China	22,202	922	16	—	23,140
Asia, except Japan and China	2,068	931	257	—	3,256
Brazil	2,448	152	11	297	2,908
Net operating revenue	32,078	7,170	473	297	40,018

	Year ended December 31, 2019
	Ferrous
	minerals	Base metals	Coal	Others	Total
Americas, except United States and Brazil	523	835	—	—	1,358
United States of America	404	931	—	—	1,335
Germany	1,161	522	—	—	1,683
Europe, except Germany	1,514	1,715	282	—	3,511
Middle East, Africa and Oceania	2,083	20	75	—	2,178
Japan	2,057	426	120	—	2,603
China	17,572	670	—	—	18,242
Asia, except Japan and China	2,032	816	464	—	3,312
Brazil	2,659	226	80	383	3,348
Net operating revenue	30,005	6,161	1,021	383	37,570

	Year ended December 31, 2018
	Ferrous
	minerals	Base metals	Coal	Others	Total
Americas, except United States and Brazil	820	658	—	—	1,478
United States of America	388	952	—	13	1,353
Germany	1,130	523	—	—	1,653
Europe, except Germany	2,218	1,800	436	—	4,454
Middle East, Africa and Oceania	2,562	25	151	—	2,738
Japan	2,072	508	163	—	2,743
China	14,381	861	—	—	15,242
Asia, except Japan and China	1,798	1,101	767	—	3,666
Brazil	2,564	275	126	283	3,248
Net operating revenue	27,933	6,703	1,643	296	36,575

Provisionally priced commodities sales–The commodity price risk arises from volatility of iron ore, nickel, copper and coal prices. The Company is mostly exposed to the fluctuations in the iron ore and copper price (note 19). The selling price of these products can be measured reliably at each period, since the price is quoted in an active market.

The sensitivity of the Company’s risk on final settlement of provisionally priced accounts receivables are presented below:

	December 31, 2020
	Thousand	Provisional price		Effect
	metric tons	(US$/tonne)	Change	on Revenue
Iron ore	27,169	150.6	+/-10%	+/- 409
Iron ore pellets	418	181.9	+/-10%	+/- 8
Copper	89	9,723.4	+/-10%	+/- 86

Accounting policy

Revenue is recognized when the control of a good or service transferred to a customer. Since Vale’s sales are under different shipping terms, revenue could be recognized when the product is available at the loading port, loaded on the ship, at the port of discharge or at the customer’s warehouse.

A relevant proportion of Vale’s sales are under Cost and Freight (“CFR”) and Cost, Insurance and Freight (“CIF”) Incoterms, in which the Company is responsible for providing shipping services after the date that Vale transfers control of the goods to the customers. Shipping services for CFR and CIF contracts are considered as a separate performance obligation in which a proportion of the transaction price is allocated and recognized over time as the shipping services are provided.

Generally, the contract payment terms consider the upfront payments or the use of credit letters. The payment terms do not have a significant financing component. In some cases, the sale price is determined on a provisional basis at the date of sale and adjustments to the sale price subsequently occur based on movements in the quoted market or contractual prices up to the date of final pricing.

Revenue is recognized based on the estimated fair value of the total consideration receivable, and the provisionally priced sale mechanism embedded within these sale arrangements has the character of a derivative. Accordingly, the fair value of the final sale price adjustment is re-estimated continuously and changes in fair value are recognized as operational revenue in the income statement.